Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of non-cancellable long-term purchase orders and vendor agreements
Years ended December 31,	Minimum Purchase Commitment
2023 (remainder of the year)	$1,820
2024	1,300
2025	1,300
2026	1,300
2027	1,300
Thereafter	1,300
Total	$8,320

Years ended December 31,	Minimum Purchase Commitment
2023	$1,820
2024	1,300
2025	1,300
2026	1,300
2027	1,300
Thereafter	1,300
Total	$8,320